Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per Share [Abstract]
Net Income per Common Share
The calculation of net income per common share is summarized below:

	For the years ended December 31,
	2025	2024	2023

Net income	$21,242	$43,472	$2,282
Less: Dividends to non-vested participating securities	(133)	(549)	(61)
Less: Undistributed earnings to non-vested participating securities	(279)	(980)	(10)
Net income attributable to common shareholders, basic	$20,830	$41,943	$2,211

Undistributed earnings to non-vested participating securities	$279	$980	$10
Undistributed earnings reallocated to non-vested participating securities	(279)	(974)	(10)
Net income attributable to common shareholders, diluted	$20,830	$41,949	$2,211

Weighted average common shares outstanding, basic	20,471,002	19,745,379	18,394,419
Effect of dilutive securities:
Warrants	66,794	134,497	48,269
Weighted average common shares outstanding, diluted	20,537,796	19,879,876	18,442,688

Net income per share attributable to common shareholders, basic	$1.02	$2.12	$0.12
Net income per share attributable to common shareholders, diluted	$1.01	$2.11	$0.12